Stockholders' Equity and Stock Options - Summary of Stock Option Outstanding (Details) - $ / shares		12 Months Ended
	Dec. 31, 2008	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of Shares, Exercised	(71,941)
Annual Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of Shares Outstanding, Beginning Balance		42,195
Number of Shares, Granted		4,239
Number of Shares, Exercised		(25)
Number of Shares, Expired or forfeited		(7,481)
Number of Shares Outstanding, Ending Balance		38,928
Number of Shares Exercisable, Ending balance		22,491
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted Average Exercise Price, Outstanding, Beginning Balance		$ 621
Weighted Average Exercise Price, Granted		911
Weighted Average Exercise Price, Exercised		620
Weighted Average Exercise Price, Expired or Forfeited		590
Weighted Average Exercise Price, Outstanding, Ending Balance		659
Weighted Average Exercise Price, Exercisable Outstanding, Ending Balance		$ 0
Weighted - Average Remaining Contractual Term Outstanding, Ending Balance		6 years 8 months 7 days
Weighted - Average Remaining Contractual Term Exercisable, Ending Balance		5 years 8 months 18 days
Strategic Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of Shares Outstanding, Beginning Balance		46,595
Number of Shares, Granted		4,514
Number of Shares, Exercised		0
Number of Shares, Expired or forfeited		(11,381)
Number of Shares Outstanding, Ending Balance		39,728
Number of Shares Exercisable, Ending balance		0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted Average Exercise Price, Outstanding, Beginning Balance		$ 540
Weighted Average Exercise Price, Granted		$ 911
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Expired or Forfeited		$ 577
Weighted Average Exercise Price, Outstanding, Ending Balance		572
Weighted Average Exercise Price, Exercisable Outstanding, Ending Balance		$ 0
Weighted - Average Remaining Contractual Term Outstanding, Ending Balance		5 years 3 months 9 days
Weighted - Average Remaining Contractual Term Exercisable, Ending Balance		2 years 4 months 15 days